INCOME TAXES (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 2,218,000	$ 1,165,000
Equity based instruments	1,515,000	877,000
Deferred compensation	361,000	155,000
Intangibles	173,000	70,000
Warrants	759,000	745,000
Other	46,000	80,000
Less: Valuation allowance	$ (5,072,000)	$ (3,092,000)
Net deferred tax assets